CERTIFICATION


Pursuant to Rule 497(j), Annuity Investors Life Insurance Company(R) Variable Account A, 33-59861 (1933 Act File No. 33-59861, 1940 Act File No. 811-07299)
("Registrant") hereby certifies (a) that the forms of Prospectus and Statement of Additional Information used with respect to it do not differ from those contained in Post-Effective Amendment No. 5 ("Amendment No. 5") to its Registration Statement and (b) that Amendment No. 5 was filed electronically.

Dated:  May 3, 2000                      By:  /s/  Mark F. Muething
                                             ---------------------
                                                   Mark F. Muething